INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	$ 10,613	$ 10,977
Accumulated amortization	9,471	8,791
Intangible assets, net	1,142	2,186
Know-how and patents [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	3,230	3,397
Accumulated amortization	3,211	3,372
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	6,337	6,487
Accumulated amortization	5,307	4,490
Customer Relationships Member
Finite-Lived Intangible Assets [Line Items]
Cost	1,046	1,093
Accumulated amortization	$ 953	$ 929